Rights - Schedule of Inputs to the Black-Scholes Model (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Schedule of Inputs to the Black-Scholes Model [Abstract]
Exercise price (in Dollars per share)	$ 50
Dividend yield
Risk-free rate	1.54%
Expected term (in years)	10
Expected volatility	79.68%